Related Party Transactions (Details) - USD ($)																				2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 28, 2024	Mar. 20, 2024	Dec. 29, 2023	Nov. 10, 2023	Sep. 28, 2023	Aug. 30, 2023	Jul. 30, 2023	Jun. 30, 2023	May 30, 2023	Apr. 30, 2023	Mar. 30, 2023	Dec. 30, 2022	Sep. 30, 2022	Jan. 14, 2022	Dec. 31, 2021	Dec. 27, 2021	Oct. 13, 2021	Jun. 25, 2021	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Purchased shares (in Shares)																								109,436,178
Common stock, par value (in Dollars per share)																					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Limited exceptions percentage																					50.00%			50.00%
Number of trading days																					20 days			20 days
Trading day period commencing after business combination																					30 days			30 days
Percentage of remaining founder shares																					50.00%			50.00%
Aggregate purchase price															$ 259,136
Services expense																					$ 30,000			$ 120,000	$ 120,000
Working capital Loans																							$ 2,500,000	2,500,000
Principal amount	$ 192,069	$ 177,773	$ 373,737	$ 15,000	$ 50,000	$ 22,000							$ 772,769	$ 772,769							474,490			448,287
Drawn from promissory note								$ 100
Outstanding amount of related party								84,100
Working capital notes exceed amount																					2,500,000			2,500,000
Working capital loans – related party																					2,215,455		$ 1,740,966	1,740,966	549,100
Payments to sponsor																	$ 10,000								6,000
General and administrative expense																						$ 30,000			6,000
Due to affiliates																					30,000
Due to affiliates																					30,000	30,000		120,000	88,000
Accrued support services																									26,000
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Working capital loans																					$ 1,500,000			$ 1,500,000
Conversion price per share (in Dollars per share)																					$ 10		$ 10	$ 10
Working Capital Note 1 [Member]
Related Party Transactions [Line Items]
Principal amount								84,000
Working Capital Note 2 [Member]
Related Party Transactions [Line Items]
Principal amount							$ 378,000
Working Capital Note [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)																					10		10	10
Second Promissory Note [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)													$ 10	$ 10
Principal amount													$ 772,769
Six Promissory Notes [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)												$ 10
Principal amount							$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
First Promissory Note [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)														$ 10							10
Principal amount														$ 772,769
Promissory Note [Member]
Related Party Transactions [Line Items]
Conversion price per share (in Dollars per share)																					$ 10		$ 10	$ 10
Principal amount																					$ 474,490
Working Capital Note 3 [Member]
Related Party Transactions [Line Items]
Principal amount						$ 22,000
Working Capital Note 4 [Member]
Related Party Transactions [Line Items]
Principal amount					$ 50,000
Working Capital Note 5 [Member]
Related Party Transactions [Line Items]
Principal amount				$ 15,000
Working Capital Note 6 [Member]
Related Party Transactions [Line Items]
Principal amount			$ 373,737
Working Capital Note 7 [Member]
Related Party Transactions [Line Items]
Principal amount		$ 177,773
Working Capital Note 8 [Member]
Related Party Transactions [Line Items]
Principal amount	$ 192,069
EVOLUTION METALS LLC [Member]
Related Party Transactions [Line Items]
Aggregate price																				$ 100			$ 100
Due to affiliates																					83,230,537		63,463,154	$ 63,463,154
Support Services [Member]
Related Party Transactions [Line Items]
General and administrative expense																					30,000			120,000	120,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate holding shares (in Shares)																		2,156,250
Due to Affiliates [Member]
Related Party Transactions [Line Items]
Outstanding amounts due to affiliates																					443,663		413,663	413,663	293,663
Due to affiliates																					30,000		120,000	120,000
Related Party [Member]
Related Party Transactions [Line Items]
Convertible promissory notes – related party																					2,296,371		2,296,371	2,296,371	2,296,371
Related Party [Member] | EVOLUTION METALS LLC [Member]
Related Party Transactions [Line Items]
Travel expenses																					106,423			368,550
Accounts payable																				3,212		$ 3,212	3,212	3,212
Advisory services																				37,848				3,249,700
Corporate expenses
Affiliates [Member]
Related Party Transactions [Line Items]
Due to affiliates																							$ 120,000	$ 120,000	$ 114,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)																					$ 0.0001
Exchange of shares (in Shares)																		1.5
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Adjusted for common stock (in Dollars per share)																					$ 12.5
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to forfeit (in Shares)															224,328
Founder Shares [Member] | Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																			1,437,500
Common stock, par value (in Dollars per share)																			$ 0.0001
Aggregate price																			$ 25,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)															227,686						1,125,000			1,125,000
Agreed to forfeit (in Shares)																			281,250
Private Placement Units [Member]
Related Party Transactions [Line Items]
Aggregate sponsor funded															$ 179,463	$ 79,673
Aggregate purchase price															$ 45,540	$ 3,475,000
Private Placement Units [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																					347,500			347,500
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Adjusted for common stock (in Dollars per share)																							$ 12.5	$ 12.5
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to forfeit (in Shares)															224,328
Founder Shares [Member] | Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																			1,437,500
Common stock, par value (in Dollars per share)																			$ 0.0001
Aggregate price																			$ 25,000